Business Combinations - Intangible Assets Acquired (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 01, 2021	Oct. 01, 2020	Feb. 28, 2020	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				20 years 1 month 6 days
Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				4 years
Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				23 years
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				22 years 1 month 13 days
Databases and content
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				14 years 2 months 4 days
Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				9 years 7 months 2 days
Backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				4 years
ProQuest
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 3,528,000
ProQuest | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 2,773,000
ProQuest | Customer relationships | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	17 years
ProQuest | Customer relationships | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	23 years
ProQuest | Technology & databases
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 709,300
ProQuest | Technology & databases | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
ProQuest | Technology & databases | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	17 years
ProQuest | Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 45,700
ProQuest | Trade names | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years
ProQuest | Trade names | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Decision Resources Group
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			$ 487,400
Decision Resources Group | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			$ 381,000
Decision Resources Group | Customer relationships | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			10 years
Decision Resources Group | Customer relationships | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			21 years
Decision Resources Group | Databases and content
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			$ 50,200
Decision Resources Group | Databases and content | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			2 years
Decision Resources Group | Databases and content | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			7 years
Decision Resources Group | Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			$ 5,200
Decision Resources Group | Trade names | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			4 years
Decision Resources Group | Trade names | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			7 years
Decision Resources Group | Purchased software
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			$ 23,000
Decision Resources Group | Purchased software | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			3 years
Decision Resources Group | Purchased software | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			8 years
Decision Resources Group | Backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			$ 28,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			4 years
CPA Global
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		$ 4,920,317
CPA Global | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		$ 4,643,306
CPA Global | Customer relationships | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		17 years
CPA Global | Customer relationships | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		23 years
CPA Global | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		$ 266,224
CPA Global | Technology | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		6 years
CPA Global | Technology | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		14 years
CPA Global | Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		$ 10,787
CPA Global | Trade names | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		2 years
CPA Global | Trade names | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		17 years